ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Schedule of accounts payable

	As of December 31,
	2023	2024
Accounts payable for operating expenses	511,049	481,597
Accounts payable for purchase of property and equipment	2,238,847	2,111,708
	2,749,896	2,593,305

Schedule of accrued expenses and other payables

	As of December 31,
	2023	2024

Consideration payables for acquisitions	263,026	309,850
Accrued payroll and welfare benefits	199,978	204,047
Accrued interest expenses	117,064	125,090
Income tax payable	166,918	118,605
Other tax payables	42,441	44,500
Accrued debt issuance costs and other financing costs	30,579	32,372
Amount due to related parties	—	9,491
Others	325,368	454,142
	1,145,374	1,298,097